Major Accounting Policies - Revenue Recognition (Details) $ in Millions	12 Months Ended
	Dec. 31, 2014 segment	Jan. 01, 2018 USD ($)
New accounting pronouncements implemented
Number of operating segments | segment	4
Minimum | ASU 2014-09
New accounting pronouncements implemented
Decrease in expected earnings		$ 300
Maximum | ASU 2014-09
New accounting pronouncements implemented
Decrease in expected earnings		$ 350